                                IMPORTANT NOTICE
                                REGARDING DELIVERY OF
                                SHAREHOLDER DOCUMENTS


                                SCHWAB
                                INSTITUTIONAL ADVANTAGE MONEY FUND(R)


                                SCHWAB
                                RETIREMENT MONEY FUND(R)

                                June 30, 2001

                                Semiannual Report enclosed




                                                           [CHARLES SCHWAB LOGO]

IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS


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
SCHWAB

INSTITUTIONAL ADVANTAGE MONEY FUND(R)

RETIREMENT MONEY FUND(R)

                                June 30, 2001

                                SEMIANNUAL REPORT



                                                           [CHARLES SCHWAB LOGO]

SCHWAB

INSTITUTIONAL ADVANTAGE MONEY FUND(R)

RETIREMENT MONEY FUND(R)


[PHOTO OF CHARLES SCHWAB]


Dear Shareholder,

We're pleased to bring you the first report for these funds that uses our new "plain English" format. This format is part of a major initiative to make SchwabFunds(R) materials easier to use.

We've given the report a simpler organization and a new look. Our goal has been to focus on presenting information clearly and explaining what it means to shareholders. For example, we've found ways to make the financial statements and notes more accessible. We will continue to actively look for ways to improve these reports even further.

We hope you find this report helpful and we welcome your feedback. Thank you for choosing SchwabFunds.


Sincerely,


/s/ Charles Schwab

Charles Schwab


SEMIANNUAL REPORT

January 1, 2001 - June 30, 2001

  1   Market Overview

  5   Schwab Institutional Advantage Money Fund

 16   Schwab Retirement Money Fund

 26   Financial Notes
      --------------------------------------------------------------------------
 29   GLOSSARY

MARKET OVERVIEW

SLOWING PACE OF GROWTH PUTS PRESSURE ON U.S. ECONOMY.

Although the U.S. economy continued to grow during the reporting period, there were signs everywhere that the unprecedented ten-plus year growth period might be ending. During the second quarter of 2001, the nation's Gross Domestic Product (GDP; see chart, page 2) logged its slowest growth rate in over eight years.

Meanwhile, equity markets, which set record highs in early 2000, fell dramatically, and continued to fall in the first half of 2001. The Federal Reserve Bank (the Fed) responded by aggressively lowering interest rates, seeking to keep a suddenly fragile economy from slipping into recession.

During the first half of 2001, the Fed cut the Federal Funds rate six times, for a total reduction of 2.75%. While GDP grew slightly during the first half of 2001, it's still unclear whether a recession has been averted. Many parts of the economy remain weak, particularly technology and industrial production. Another key factor is consumer spending, which is almost certain to decline as the job layoffs reported over the past several months begin to take their toll in the marketplace.

                             [PHOTO OF MAN WORKING]

--------------------------------------------------------------------------------
ASSET CLASS PERFORMANCE COMPARISON % returns during the reporting period
--------------------------------------------------------------------------------

This graph compares the performance of various asset classes during the reporting period.

These figures assume dividends and distributions were reinvested. Index figures don't include trading and management costs, which would lower performance. Indices are unmanaged and you can't invest in them directly. Remember that past performance isn't an indication of future results.

Data source: Charles Schwab & Co., Inc. (Schwab).


                 [ASSET CLASS PERFORMANCE COMPARISON LINE GRAPH]

           Lehman Aggregate      MSCI        Russell 2000    S&P 500     3-Mo
               Bond Index      EAFE Index        Index        Index     T-Bills
12/29/00            0                 0              0            0         0
01/05/01         1.37               0.2          -4.21        -1.66      0.25
01/12/01         0.36              -1.4           0.49        -0.13      0.29
01/19/01         0.96             -0.57           0.99         1.69      0.39
01/26/01         0.88             -1.07           3.19         2.63      0.52
02/02/01         1.62             -0.82            3.7         2.29      0.62
02/09/01         1.73             -3.77           2.91        -0.34      0.69
02/16/01         1.46             -5.07            5.4        -1.35      0.77
02/23/01         1.62             -8.22          -1.09        -5.57      0.88
03/02/01         2.32             -7.98          -1.19        -6.33      0.99
03/09/01          2.6             -7.18          -1.83        -6.39      1.11
03/16/01         3.32            -14.53           -8.4       -12.68      1.22
03/23/01         3.34            -15.35          -8.07       -13.49      1.31
03/30/01         3.03            -13.67           -6.5       -11.85      1.39
04/06/01         3.41            -12.43          -9.77       -14.27      1.54
04/13/01         2.52            -10.82          -5.52       -10.09      1.59
04/20/01         2.51             -8.72          -3.08        -5.57      1.72
04/27/01         2.51             -8.14           0.54         -4.8      1.77
05/04/01         3.44             -7.15           2.43         -3.7      1.88
05/11/01         2.29             -8.42           1.32        -5.29      1.95
05/18/01         2.92             -8.15           5.28        -1.76      2.05
05/25/01         2.64             -9.07           5.79        -2.83      2.05
06/01/01         3.42            -11.45           4.38        -3.99      2.18
06/08/01         3.56            -11.18           6.47        -3.66      2.24
06/15/01         4.14            -13.96           3.08        -7.52      2.35
06/22/01         4.72            -14.63           1.75        -6.69      2.44
06/29/01         3.62            -14.87           6.96         -6.7      2.47


                                                                              1
                                                                             ===

MARKET OVERVIEW Continued

UNEMPLOYMENT HITS HIGHEST LEVEL SINCE 1998; INFLATION REMAINS LOW.

--------------------------------------------------------------------------------
Job losses have affected almost every industry, which means that it may be difficult for the economy to rebound quickly.
--------------------------------------------------------------------------------

For much of 2000, the main concern about unemployment was that it had fallen so low--under 4% --that it might help bring on inflation. That fear has now been replaced by its opposite: concern that unemployment may be rising rapidly.

As of the report date, unemployment was at its highest level since 1998, and was more than half a percent above the notable lows of just seven months earlier. Among economic forecasters, the consensus is that unemployment is likely to keep on rising as the economy softens and companies put into effect the layoffs they announced earlier this year.

On a positive note, the soft economy and falling interest rates suggest that the risk of inflation is currently very low. Employers continue to benefit from strong worker productivity, which has helped control labor costs, and consumer prices have been relatively stable. At the same time, consumers are facing steep increases in gas and energy prices. Economists will be keeping a sharp eye on these prices throughout the summer as demand for these resources rises.


ECONOMIC FACTORS AND THEIR EFFECTS ON THESE FUNDS.
--------------------------------------------------

The following charts show recent figures for several common measures of the state of the U.S. economy and the interest rate environment.

While the relationship of each of these factors to the performance of the funds is complex, the captions over each chart and the discussion above include analysis of how we believe these factors may have influenced market behavior during the reporting period.

REAL GDP GROWTH
Annualized growth rate for each quarter shown

The U.S. economy has grown steadily for more than 10 years, but has slowed in each of the last four quarters. Real GDP grew just 0.7% in the second quarter of 2001, its lowest level since 1993.

                          [REAL GDP GROWTH BAR GRAPH]

                               Q3 1991      1.3
                               Q4 1991      2.5
                               Q1 1992      3.8
                               Q2 1992      3.8
                               Q3 1992      3.1
                               Q4 1992      5.4
                               Q1 1993      0.1
                               Q2 1993      2.5
                               Q3 1993      1.8
                               Q4 1993      6.2
                               Q1 1994      3.4
                               Q2 1994      5.7
                               Q3 1994      2.2
                               Q4 1994      5
                               Q1 1995      1.5
                               Q2 1995      0.8
                               Q3 1995      3.1
                               Q4 1995      3.2
                               Q1 1996      2.9
                               Q2 1996      6.8
                               Q3 1996      2
                               Q4 1996      4.6
                               Q1 1997      4.4
                               Q2 1997      5.9
                               Q3 1997      4.2
                               Q4 1997      2.8
                               Q1 1998      6.1
                               Q2 1998      2.2
                               Q3 1998      4.1
                               Q4 1998      6.7
                               Q1 1999      3.1
                               Q2 1999      1.7
                               Q3 1999      4.7
                               Q4 1999      8.3
                               Q1 2000      2.3
                               Q2 2000      5.7
                               Q3 2000      1.3
                               Q4 2000      1.9
                               Q1 2001      1.3
                               Q2 2001      0.7

Gross domestic product (GDP), a broad measure of the goods and services produced in the United States during a given time period, is a prime indicator of the health of the country's economy. Typically, investors see increases in GDP as a positive, since it indicates stronger demand, production and corporate earnings. The figures shown here are adjusted for inflation.

Data source: Bloomberg L.P.


 2
===

STOCKS TUMBLE WHILE BONDS POST HEALTHY RETURNS.

                         [PHOTO OF HUNDRED DOLLAR BILL]

The dramatic decline of equity markets during the reporting period left stocks in bear market territory for the first time in years. In the U.S. as well as overseas, stocks of all sizes posted negative returns for the period.

The biggest declines were in the technology sector, where the dot-com boom of the past several years had driven market valuations to historic highs. As many of these new Internet start-ups began to down-size or go under, the technology sector collapsed, with the Nasdaq composite index losing more than a third of its value from January to April of this year. Stocks did rebound somewhat as the period came to a close, with most major indices recovering some of the ground lost earlier in the year.

The bond market continued to perform relatively strongly, with positive returns for the report period. Bonds benefited from the U.S. Treasury's decision to

--------------------------------------------------------------------------------
The Fed's interest rate cuts, while potentially healthy for the economy overall, drove down yields for money market funds.
--------------------------------------------------------------------------------

U.S. UNEMPLOYMENT RATE
Adjusted for seasonal variations


Unemployment hit a three-decade low of 3.9% in April 2000. At the close of the reporting period, unemployment reached 4.5%, its highest level since 1998.

                      [U.S. UNEMPLOYMENT RATE LINE GRAPH]

                        Jun-91                      6.9
                        Jul-91                      6.8
                        Aug-91                      6.9
                        Sep-91                      6.9
                        Oct-91                      7
                        Nov-91                      7
                        Dec-91                      7.3
                        Jan-92                      7.3
                        Feb-92                      7.4
                        Mar-92                      7.4
                        Apr-92                      7.4
                        May-92                      7.6
                        Jun-92                      7.8
                        Jul-92                      7.7
                        Aug-92                      7.6
                        Sep-92                      7.6
                        Oct-92                      7.3
                        Nov-92                      7.4
                        Dec-92                      7.4
                        Jan-93                      7.3
                        Feb-93                      7.1
                        Mar-93                      7
                        Apr-93                      7.1
                        May-93                      7.1
                        Jun-93                      7
                        Jul-93                      6.9
                        Aug-93                      6.8
                        Sep-93                      6.7
                        Oct-93                      6.8
                        Nov-93                      6.6
                        Dec-93                      6.5
                        Jan-94                      6.8
                        Feb-94                      6.6
                        Mar-94                      6.5
                        Apr-94                      6.4
                        May-94                      6.1
                        Jun-94                      6.1
                        Jul-94                      6.3
                        Aug-94                      6
                        Sep-94                      5.8
                        Oct-94                      5.8
                        Nov-94                      5.6
                        Dec-94                      5.5
                        Jan-95                      5.6
                        Feb-95                      5.4
                        Mar-95                      5.3
                        Apr-95                      5.8
                        May-95                      5.8
                        Jun-95                      5.6
                        Jul-95                      5.6
                        Aug-95                      5.7
                        Sep-95                      5.6
                        Oct-95                      5.5
                        Nov-95                      5.7
                        Dec-95                      5.6
                        Jan-96                      5.6
                        Feb-96                      5.5
                        Mar-96                      5.6
                        Apr-96                      5.5
                        May-96                      5.6
                        Jun-96                      5.3
                        Jul-96                      5.5
                        Aug-96                      5.1
                        Sep-96                      5.2
                        Oct-96                      5.2
                        Nov-96                      5.3
                        Dec-96                      5.4
                        Jan-97                      5.3
                        Feb-97                      5.3
                        Mar-97                      5.1
                        Apr-97                      5
                        May-97                      4.7
                        Jun-97                      5
                        Jul-97                      4.7
                        Aug-97                      4.9
                        Sep-97                      4.7
                        Oct-97                      4.7
                        Nov-97                      4.6
                        Dec-97                      4.7
                        Jan-98                      4.5
                        Feb-98                      4.6
                        Mar-98                      4.6
                        Apr-98                      4.3
                        May-98                      4.3
                        Jun-98                      4.5
                        Jul-98                      4.5
                        Aug-98                      4.5
                        Sep-98                      4.5
                        Oct-98                      4.5
                        Nov-98                      4.4
                        Dec-98                      4.3
                        Jan-99                      4.3
                        Feb-99                      4.4
                        Mar-99                      4.2
                        Apr-99                      4.3
                        May-99                      4.2
                        Jun-99                      4.3
                        Jul-99                      4.3
                        Aug-99                      4.2
                        Sep-99                      4.2
                        Oct-99                      4.1
                        Nov-99                      4.1
                        Dec-99                      4.1
                        Jan-00                      4
                        Feb-00                      4.1
                        Mar-00                      4.1
                        Apr-00                      3.9
                        May-00                      4.1
                        Jun-00                      4
                        Jul-00                      4
                        Aug-00                      4.1
                        Sep-00                      3.9
                        Oct-00                      3.9
                        Nov-00                      4
                        Dec-00                      4
                        Jan-01                      4.2
                        Feb-01                      4.2
                        Mar-01                      4.3
                        Apr-01                      4.5
                        May-01                      4.4
                        Jun-01                      4.5

This measures the portion of the U.S. labor force that is unemployed and is either seeking a job or waiting to return to one. Low unemployment often accompanies prosperity and is generally a positive factor for investors, although very low unemployment may boost inflation as employers raise pay to compete for workers. Rising unemployment may mean a softening economy.

Data source: Bloomberg L.P.


MEASURES OF INFLATION

Annualized figures for the Consumer Price Index (monthly) and Employment Cost Index (quarterly)

CPI was up 3.2% for the 12 months ended June 30, 2001 (2.7% if food and energy are excluded). ECI rose 3.9% for the 12 months ended June 30, 2001.

                       [MEASURES OF INFLATION LINE GRAPH]

                        Date           CPI            ECI
                       Jun-91          4.7            4.6
                       Jul-91          4.4            4.6
                       Aug-91          3.8            4.6
                       Sep-91          3.4            4.3
                       Oct-91          2.9            4.3
                       Nov-91          3              4.3
                       Dec-91          3.1            4.3
                       Jan-92          2.6            4.3
                       Feb-92          2.8            4.3
                       Mar-92          3.2            4
                       Apr-92          3.2            4
                       May-92          3              4
                       Jun-92          3.1            3.6
                       Jul-92          3.2            3.6
                       Aug-92          3.1            3.6
                       Sep-92          3              3.5
                       Oct-92          3.2            3.5
                       Nov-92          3              3.5
                       Dec-92          2.9            3.5
                       Jan-93          3.3            3.5
                       Feb-93          3.2            3.5
                       Mar-93          3.1            3.5
                       Apr-93          3.2            3.5
                       May-93          3.2            3.5
                       Jun-93          3              3.6
                       Jul-93          2.8            3.6
                       Aug-93          2.8            3.6
                       Sep-93          2.7            3.6
                       Oct-93          2.8            3.6
                       Nov-93          2.7            3.6
                       Dec-93          2.7            3.5
                       Jan-94          2.5            3.5
                       Feb-94          2.5            3.5
                       Mar-94          2.5            3.2
                       Apr-94          2.4            3.2
                       May-94          2.3            3.2
                       Jun-94          2.5            3.2
                       Jul-94          2.8            3.2
                       Aug-94          2.9            3.2
                       Sep-94          3              3.2
                       Oct-94          2.6            3.2
                       Nov-94          2.7            3.2
                       Dec-94          2.7            3
                       Jan-95          2.8            3
                       Feb-95          2.9            3
                       Mar-95          2.9            2.9
                       Apr-95          3.1            2.9
                       May-95          3.2            2.9
                       Jun-95          3              2.9
                       Jul-95          2.8            2.9
                       Aug-95          2.6            2.9
                       Sep-95          2.5            2.7
                       Oct-95          2.8            2.7
                       Nov-95          2.6            2.7
                       Dec-95          2.5            2.7
                       Jan-96          2.7            2.7
                       Feb-96          2.7            2.7
                       Mar-96          2.8            2.8
                       Apr-96          2.9            2.8
                       May-96          2.9            2.8
                       Jun-96          2.8            2.9
                       Jul-96          3              2.9
                       Aug-96          2.9            2.9
                       Sep-96          3              2.8
                       Oct-96          3              2.8
                       Nov-96          3.3            2.8
                       Dec-96          3.3            2.9
                       Jan-97          3              2.9
                       Feb-97          3              2.9
                       Mar-97          2.8            2.9
                       Apr-97          2.5            2.9
                       May-97          2.2            2.9
                       Jun-97          2.3            2.8
                       Jul-97          2.2            2.8
                       Aug-97          2.2            2.8
                       Sep-97          2.2            3
                       Oct-97          2.1            3
                       Nov-97          1.8            3
                       Dec-97          1.7            3.3
                       Jan-98          1.6            3.3
                       Feb-98          1.4            3.3
                       Mar-98          1.4            3.3
                       Apr-98          1.5            3.3
                       May-98          1.7            3.3
                       Jun-98          1.6            3.5
                       Jul-98          1.7            3.5
                       Aug-98          1.7            3.5
                       Sep-98          1.4            3.7
                       Oct-98          1.4            3.7
                       Nov-98          1.5            3.7
                       Dec-98          1.6            3.4
                       Jan-99          1.7            3.4
                       Feb-99          1.7            3.4
                       Mar-99          1.8            3
                       Apr-99          2.3            3
                       May-99          2.1            3
                       Jun-99          2              3.2
                       Jul-99          2.1            3.2
                       Aug-99          2.3            3.2
                       Sep-99          2.6            3.1
                       Oct-99          2.6            3.1
                       Nov-99          2.6            3.1
                       Dec-99          2.7            3.4
                       Jan-00          2.7            3.4
                       Feb-00          3.2            3.4
                       Mar-00          3.8            4.3
                       Apr-00          3.1            4.3
                       May-00          3.2            4.3
                       Jun-00          3.7            4.4
                       Jul-00          3.7            4.4
                       Aug-00          3.4            4.4
                       Sep-00          3.5            4.3
                       Oct-00          3.4            4.3
                       Nov-00          3.4            4.3
                       Dec-00          3.4            4.1
                       Jan-01          3.7            4.1
                       Feb-01          3.5            4.1
                       Mar-01          2.9            4.1
                       Apr-01          3.3            4.1
                       May-01          3.6            4.1
                       Jun-01          3.2            3.9

The Consumer Price Index (CPI) tracks changes in the cost of goods and services and is the most common measure of inflation. The Employment Cost Index (ECI) measures the cost of employing workers, including benefits costs. Financial markets are very sensitive to increases in inflation because of the potentially negative impact on corporate earnings, investors and consumers.

Data source: Bloomberg L.P.


                                                                              3
                                                                             ===

MARKET OVERVIEW Continued


use part of the national budget surplus to buy back its bonds. This reduced supply and helped increase returns on current bond investments.

Bond performance was further enhanced as investor demand for fixed income securities increased, boosting prices for most bonds. The Fed's reduction of short-term interest rates also helped to lift bond prices. On the other hand, money market yields were hurt by the Fed's rate cuts. The rate cuts had the direct effect of reducing yields for money market investors.

ON THE HORIZON: SLOWER GROWTH.

While recent evidence confirms that the economy has indeed slowed and there has been much talk in the press of a possible recession, it is still too soon to say whether the economy will go into a downturn. The Fed has already demonstrated the extent of its concern about the economy through its rate reductions, and it may cut rates yet again if it believes that doing so would help the economy.

--------------------------------------------------------------------------------
The threat of recession also added momentum for President Bush's tax-cut proposal, which passed Congress before the close of the report period.
--------------------------------------------------------------------------------

Going forward, we will be watching to see if the combination of lower short-term rates and the tax cut will provide the necessary stimulus to avoid an economic downturn and will set the stage for continued growth (even slow growth) during the second half of the year.


YIELDS OF U.S. TREASURY SECURITIES

Effective yields of ten-year and five-year Treasuries

With its buyback program, the Treasury emerged as a major customer for its own bonds, driving prices up (and yields down) on long-term Treasuries.

                [YIELDS OF U.S. TREASURY SECURITIES LINE GRAPH]

                Date                  5 Yr                10 Yr
               Jun-91                 7.88                 8.23
               Jul-91                 7.74                 8.15
               Aug-91                 7.34                 7.82
               Sep-91                 6.91                 7.45
               Oct-91                 6.74                 7.46
               Nov-91                 6.48                 7.38
               Dec-91                 5.93                 6.7
               Jan-92                 6.43                 7.27
               Feb-92                 6.56                 7.25
               Mar-92                 6.92                 7.53
               Apr-92                 6.88                 7.58
               May-92                 6.6                  7.32
               Jun-92                 6.27                 7.12
               Jul-92                 5.82                 6.71
               Aug-92                 5.58                 6.6
               Sep-92                 5.32                 6.35
               Oct-92                 5.89                 6.79
               Nov-92                 6.22                 6.94
               Dec-92                 5.99                 6.69
               Jan-93                 5.55                 6.36
               Feb-93                 5.21                 6.02
               Mar-93                 5.24                 6.02
               Apr-93                 5.11                 6.01
               May-93                 5.37                 6.15
               Jun-93                 5.05                 5.78
               Jul-93                 5.15                 5.81
               Aug-93                 4.79                 5.45
               Sep-93                 4.77                 5.38
               Oct-93                 4.85                 5.43
               Nov-93                 5.16                 5.82
               Dec-93                 5.21                 5.79
               Jan-94                 5.02                 5.64
               Feb-94                 5.57                 6.13
               Mar-94                 6.23                 6.74
               Apr-94                 6.64                 7.04
               May-94                 6.76                 7.15
               Jun-94                 6.95                 7.32
               Jul-94                 6.73                 7.11
               Aug-94                 6.8                  7.17
               Sep-94                 7.28                 7.6
               Oct-94                 7.49                 7.81
               Nov-94                 7.79                 7.91
               Dec-94                 7.83                 7.82
               Jan-95                 7.51                 7.58
               Feb-95                 7.04                 7.2
               Mar-95                 7.07                 7.2
               Apr-95                 6.88                 7.06
               May-95                 6.05                 6.28
               Jun-95                 5.97                 6.2
               Jul-95                 6.16                 6.43
               Aug-95                 6.07                 6.28
               Sep-95                 6.02                 6.18
               Oct-95                 5.81                 6.02
               Nov-95                 5.52                 5.74
               Dec-95                 5.38                 5.57
               Jan-96                 5.24                 5.58
               Feb-96                 5.73                 6.1
               Mar-96                 6.09                 6.33
               Apr-96                 6.41                 6.67
               May-96                 6.63                 6.85
               Jun-96                 6.46                 6.71
               Jul-96                 6.57                 6.79
               Aug-96                 6.73                 6.94
               Sep-96                 6.46                 6.7
               Oct-96                 6.07                 6.34
               Nov-96                 5.83                 6.04
               Dec-96                 6.21                 6.42
               Jan-97                 6.25                 6.49
               Feb-97                 6.39                 6.55
               Mar-97                 6.75                 6.9
               Apr-97                 6.57                 6.72
               May-97                 6.5                  6.66
               Jun-97                 6.38                 6.5
               Jul-97                 5.9                  6.01
               Aug-97                 6.22                 6.34
               Sep-97                 5.99                 6.1
               Oct-97                 5.71                 5.83
               Nov-97                 5.84                 5.87
               Dec-97                 5.71                 5.74
               Jan-98                 5.38                 5.51
               Feb-98                 5.59                 5.62
               Mar-98                 5.62                 5.65
               Apr-98                 5.64                 5.67
               May-98                 5.55                 5.55
               Jun-98                 5.47                 5.45
               Jul-98                 5.5                  5.49
               Aug-98                 4.8                  4.98
               Sep-98                 4.22                 4.42
               Oct-98                 4.23                 4.61
               Nov-98                 4.48                 4.71
               Dec-98                 4.54                 4.65
               Jan-99                 4.55                 4.65
               Feb-99                 5.22                 5.29
               Mar-99                 5.1                  5.24
               Apr-99                 5.21                 5.35
               May-99                 5.58                 5.62
               Jun-99                 5.65                 5.78
               Jul-99                 5.79                 5.9
               Aug-99                 5.87                 5.97
               Sep-99                 5.75                 5.88
               Oct-99                 5.96                 6.02
               Nov-99                 6.11                 6.19
               Dec-99                 6.34                 6.44
               Jan-00                 6.68                 6.67
               Feb-00                 6.6                  6.41
               Mar-00                 6.31                 6
               Apr-00                 6.54                 6.21
               May-00                 6.52                 6.27
               Jun-00                 6.19                 6.03
               Jul-00                 6.15                 6.03
               Aug-00                 5.97                 5.73
               Sep-00                 5.85                 5.8
               Oct-00                 5.81                 5.75
               Nov-00                 5.43                 5.47
               Dec-00                 4.98                 5.11
               Jan-01                 4.77                 5.11
               Feb-01                 4.66                 4.9
               Mar-01                 4.56                 4.92
               Apr-01                 4.89                 5.34
               May-01                 4.91                 5.38
               Jun-01                 4.95                 5.41

Yields, or interest rates, represent the cost of borrowing money. Rapid economic growth or the expectation of higher inflation can drive rates up, while the opposite conditions can push rates down.

Data source: Bloomberg L.P.


SHORT-TERM RATES

Effective yields of 90-day commercial paper and three-month U.S. Treasury bills.

In step with the Federal Reserve Bank cutting short-term rates six times, 90-day commercial paper and three-month T-bills declined during the period.

                         [SHORT-TERM RATES LINE GRAPH]

                   Weekly          3 Mo T Bill         90-Day
                  12/31/00             5.9              6.28
                  01/05/01             5.12             5.85
                  01/12/01             5.32             5.48
                  01/19/01             5.24             5.43
                  01/26/01             5.17             5.34
                  02/02/01             5.09             5.2
                  02/09/01             5.05             5.21
                  02/16/01             4.98             5.16
                  02/23/01             4.89             5.14
                  03/02/01             4.84             4.9
                  03/09/01             4.71             4.89
                  03/16/01             4.53             4.76
                  03/23/01             4.34             4.65
                  03/30/01             4.29             4.73
                  04/06/01             3.93             4.63
                  04/13/01             4                4.58
                  04/20/01             3.76             4.24
                  04/27/01             3.85             4.17
                  05/04/01             3.73             4.08
                  05/11/01             3.74             3.89
                  05/18/01             3.59             3.85
                  05/25/01             3.66             3.81
                  06/01/01             3.66             3.85
                  06/08/01             3.64             3.73
                  06/15/01             3.5              3.68
                  06/22/01             3.44             3.56
                  06/29/01             3.66             3.63

Typically, the yields offered by commercial paper and three-month T-bills move in the same direction, and broadly reflect market interest rates and the Federal Funds Rate. The spread between these two investments' yields reflects investors' sense of how risky the obligations of banks and corporations are compared with lower-risk U.S. Government-backed T-bills.

Data source: Bloomberg L.P.


 4
===

SCHWAB

INSTITUTIONAL ADVANTAGE MONEY FUND(R)


[PHOTO OF MIKE NEITZKE AND LINDA KLINGMAN]

"Throughout the reporting period we anticipated further easing by the Fed, and positioned the fund to take advantage of falling interest rates by investing in securities with longer maturities."

  Portfolio Managers
  Linda Klingman and Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 15 years experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the investment adviser in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.

TICKER SYMBOL                                                              SWIXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND WAS CREATED FOR RETIREMENT PLANS, PLAN PARTICIPANTS AS WELL AS OTHER INSTITUTIONAL INVESTORS INVESTING ON THEIR OWN BEHALF OR AS A FIDUCIARY, AGENT OR CUSTODIAN.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the reporting period at 6.0%, but by the end of the period had dropped to 4.2%.

BY LENGTHENING ITS MATURITY, WE WERE ABLE TO DELAY THE EFFECTS OF FALLING YIELDS. Because we anticipated that the Fed would cut rates, we invested in securities with longer maturities which enabled us to lock in somewhat higher yields. While the fund may gradually have to replace these securities with issues paying lower yields, this move helped us maintain competitive yields in a falling rate environment. At the close of the report period the fund's dollar-weighted average maturity was 63 days -- slightly longer than the average of its peer group.

WHILE WE DID NOT FOCUS ON ANY SPECIFIC SECURITY TYPE, WE DID INCREASE THE FUND'S POSITION IN CDS ISSUED BY EUROPEAN BANKS. We felt these CDs offered superior value as compared to other money market securities during the period.



                                                                              5
                                                                             ===

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R)

PERFORMANCE AND FUND FACTS


--------------------------------------------------------------------------------
SEVEN-DAY YIELDS 1 as of 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.


--------------------------------------------------------------------------------
Seven-Day Yield                                                            3.86%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  3.93%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY during the period
--------------------------------------------------------------------------------

Monthly                                                                 Maturity
12/31/00                                                                59 days
01/31/01                                                                56 days
02/28/01                                                                60 days
03/31/01                                                                58 days
04/30/01                                                                62 days
05/31/01                                                                62 days
06/30/01                                                                63 days

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 2 as of 6/30/01
--------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
================================================================================

                          [BY SECURITY TYPE PIE GRAPH]

1.  46.3%  Certificates of Deposit
2.  44.6%  Commercial Paper and Other Corporate Obligations
3.   3.0%  Repurchase Agreements
4.   2.3%  Variable-Rate Obligations
5.   2.0%  Promissory Notes
6.   1.8%  Bank Notes


BY CREDIT QUALITY
================================================================================

                         [BY CREDIT QUALITY PIE GRAPH]

1.  100.0%  Tier 1


1 A portion of the fund's expenses was reduced during the reporting period. Without this reduction, the fund's yields would have been lower.

2 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.


6
===

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================

FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.

FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------
                                              1/1/01-   1/1/00-    1/1/99-    1/1/98-    1/1/97-    1/1/96-
                                              6/30/01   12/31/00   12/31/99   12/31/98   12/31/97   12/31/96
------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
============================================================================================================
Net asset value at beginning of period         1.00       1.00       1.00       1.00       1.00       1.00
                                              --------------------------------------------------------------
Income from investment operations:
    Net investment income                      0.02       0.06       0.05       0.05       0.05       0.05
                                              --------------------------------------------------------------
Less distributions:
    Dividends from net investment income      (0.02)     (0.06)     (0.05)     (0.05)     (0.05)     (0.05)
                                              --------------------------------------------------------------
Net asset value at end of period               1.00       1.00       1.00       1.00       1.00       1.00
                                              ==============================================================
Total return (%)                               2.49 2     6.12       4.90       5.26       5.31       5.15

RATIOS/SUPPLEMENTAL DATA (%)\
============================================================================================================
Ratio of net operating expenses to
 average net assets                            0.50 1     0.50 3     0.50       0.50       0.50       0.50
Expense reductions reflected in above ratio    0.18 1     0.18       0.21       0.29       0.34       0.38
Ratio of net investment income to
 average net assets                            4.95 1     5.96       4.84       5.12       5.20       5.03
Net assets, end of period ($ x 1,000,000)       744        647        604        369        275        139

1  Annualized.
2  Not annualized.
3 Would have been 0.51% if certain non-routine expenses (proxy fees) had been included.


                                        SEE THE FINANCIAL NOTES, WHICH       7
                                     ARE INTEGRAL TO THIS INFORMATION.    ======

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

  * Asset-backed security
  + Credit-enhanced security
  o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

 94.7%  FIXED-RATE OBLIGATIONS
        Market Value: $701,121
        Cost: $701,121

  2.3%  VARIABLE-RATE OBLIGATIONS
        Market Value: $17,305
        Cost: $17,305

  3.0%  OTHER INVESTMENTS
        Market Value: $22,658
        Cost: $22,658

=================================
100.0%  TOTAL INVESTMENTS
        Market Value: $741,084
        Cost: $741,084

   ISSUER                                         FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                            ($ x 1,000)   ($ x 1,000)
   ------------------------------------------------------------------------
   FIXED-RATE OBLIGATIONS 94.7% of investments
   ------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT  46.3%
   ========================================================================
   ABBEY NATIONAL TREASURY SERVICES, PLC
   5.17%   08/09/01                              8,000         8,000
   3.77%   09/18/01                              2,000         2,000
   4.20%   05/30/02                              2,000         2,000
   3.86%   07/22/02                              3,000         3,000

   AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD.

   3.59%   09/27/01                              6,000         6,000

   BANCO BILBAO VIZCAYA ARGENTARIA SA
   3.64%   09/24/01                              2,000         2,000

   BANK OF MONTREAL
   3.96%   08/16/01                              4,000         4,000

   BANK OF NOVA SCOTIA
   4.01%   08/13/01                              3,000         3,000

   BANK OF SCOTLAND TREASURY SERVICES, PLC
   3.99%   08/22/01                              5,000         5,000

   BANQUE BRUXELLES LAMBERT
   5.30%   08/01/01                              2,000         2,000

   BARCLAYS BANK, PLC
   5.10%   08/06/01                             10,000        10,000
   5.17%   08/09/01                              1,000         1,000
   3.68%   09/11/01                              5,000         5,001
   3.67%   09/19/01                              2,000         2,000
   4.43%   04/10/02                              1,000         1,000

   BAYERICHE HYPOVEREINSBANK, AG
   5.49%   07/11/01                              3,000         3,000
   3.87%   08/28/01                              5,000         5,001
   3.85%   09/28/01                              5,000         5,001

   BAYERISCHE LANDESBANK GIROZENTRALE
   3.72%   10/02/01                              3,000         3,000
   4.53%   04/11/02                              5,000         4,995

   BNP PARIBAS
   3.94%   08/17/01                              5,000         5,000
   3.64%   09/24/01                              5,000         5,000
   3.64%   09/25/01                             10,000        10,000

   CANADIAN IMPERIAL BANK OF COMMERCE
   4.62%   03/28/02                              5,000         4,999
   3.88%   07/23/02                              4,000         3,999

   CHASE MANHATTAN BANK USA, N.A.
   4.63%   07/11/01                             12,000        12,000


   8      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

   ISSUER                                              FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                                 ($ x 1,000)   ($ x 1,000)

   CITIBANK, N.A.
   4.23%   08/01/01                                       5,000         5,000
   4.25%   08/02/01                                       6,000         6,000
   3.93%   08/30/01                                      10,000        10,000

   COMMERZBANK, AG
   4.25%   08/01/01                                       5,000         5,000
   3.77%   09/13/01                                       2,000         2,000

   CREDIT AGRICOLE INDOSUEZ
   3.79%   09/07/01                                       7,000         7,001

   CREDIT SUISSE FIRST BOSTON CORP.
   4.00%   08/14/01                                       3,000         3,000

   DEN NORSKE BANK
   3.79%   09/14/01                                       5,000         5,000

   DEUTSCHE BANK, AG
   5.40%   07/05/01                                       2,000         2,000
   4.00%   08/08/01                                       4,000         4,000
   6.80%   09/10/01                                       2,000         2,000
   3.84%   09/12/01                                       2,000         2,000
   3.65%   09/19/01                                       2,000         2,000
   3.65%   09/21/01                                      10,000        10,000

   DEXIA BANK
   4.05%   08/14/01                                       5,000         5,000

   DRESDNER BANK
   4.15%   08/08/01                                       1,000         1,000
   3.94%   08/21/01                                       2,000         2,000
   4.84%   08/27/01                                       2,000         2,000

   FIRST TENNESSEE BANK, N.A.
   4.26%   07/24/01                                       5,000         5,000

   FORENINGS SPARBANKEN AB (SWEDBANK)
   3.85%   08/31/01                                       4,000         4,000

   HALIFAX, PLC
   3.98%   08/23/01                                       2,000         2,000
   3.90%   08/29/01                                       5,000         5,001

   ING BANK, NV
   4.73%   07/09/01                                       5,000         5,000
   3.67%   09/20/01                                       7,000         7,000
   3.62%   12/20/01                                       1,000         1,000

   LANDESBANK BADEN WURTTEMBERG
   3.91%   08/20/01                                       1,000         1,000
   3.94%   08/21/01                                       2,000         2,000
   3.79%   09/17/01                                       5,000         5,000

   LLOYDS BANK TSB, PLC
   4.30%   07/23/01                                       2,000         2,000

   MERITA BANK, LTD.
   3.95%   08/21/01                                       5,000         5,000

   NATIONAL AUSTRALIA BANK, LTD.
   5.36%   07/23/01                                       5,000         5,000
   4.01%   08/17/01                                       4,000         4,000

   NATIONAL WESTMINSTER BANK, PLC
   4.70%   07/16/01                                       3,000         3,000

   NORDDEUTSCHE LANDESBANK GIROZENTRALE
   7.02%   07/10/01                                       2,000         2,000
   3.99%   08/24/01                                       4,000         4,000

   RABOBANK NEDERLAND, NV
   5.47%   07/16/01                                      10,000        10,000
   4.43%   04/02/02                                       5,000         5,005

   ROYAL BANK OF CANADA
   5.41%   01/22/02                                       5,000         5,000
   4.47%   04/12/02                                       5,000         5,000

   ROYAL BANK OF SCOTLAND
   4.73%   07/06/01                                      11,000        11,000
   3.90%   07/29/02                                       4,000         3,999

   SOCIETE GENERALE
   5.94%   07/05/01                                       5,000         5,000
   5.40%   07/09/01                                       7,000         7,000
   4.00%   08/13/01                                       4,000         4,000

   TORONTO DOMINION BANK
   4.75%   07/18/01                                       9,000         9,000
   4.11%   05/10/02                                       1,000         1,000

   UBS, AG
   3.97%   08/03/01                                       4,000         4,000
   6.72%   10/09/01                                       2,000         2,000

   US BANK, N.A.
   4.30%   07/23/01                                       5,000         5,000

   WESTDEUTSCHE LANDESBANK GIROZENTRALE
   4.22%   07/31/01                                       7,000         7,000
   3.85%   09/24/01                                       2,000         2,001
   3.66%   12/21/01                                       2,000         2,000
                                                                     --------
                                                                      343,003


   COMMERCIAL PAPER & OTHER CORPORATE
   OBLIGATIONS  44.6%
================================================================================
   AB SPINTAB
   4.70%   07/17/01                                        5,000         4,990

 * AMSTERDAM FUNDING CORP.
   4.03%   07/02/01                                        7,000         6,999
   3.89%   08/06/01                                        3,000         2,988


                                       SEE THE FINANCIAL NOTES, WHICH        9
                                     ARE INTEGRAL TO THIS INFORMATION.    ======

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

   ISSUER                                       FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                          ($ x 1,000)   ($ x 1,000)
 * APRECO, INC.
   4.01%   07/26/01                                4,000         3,989
   3.93%   07/30/01                                1,000           997

 * ASSET SECURITIZATION COOPERATIVE CORP.
   3.88%   07/27/01                                2,000         1,994

   ASSOCIATES FIRST CAPITAL, B.V.
   3.92%   07/20/01                                1,000           998
   3.75%   08/24/01                                7,000         6,961

*+ ATLANTIS ONE FUNDING CORP.
   3.75%   09/26/01                                5,000         4,955

   BANC ONE FINANCIAL CORP.
   3.81%   09/12/01                                4,000         3,969

 * BAVARIA UNIVERSAL FUNDING CORP.
   3.71%   09/20/01                                3,241         3,214
   3.66%   09/25/01                                2,143         2,124
   4.72%   10/19/01                                1,000           986

   BEAR STEARNS COMPANIES, INC.
   4.25%   07/26/01                                2,000         1,994

 * BETA FINANCE, INC.
   5.27%   02/25/02                                1,000         1,000
   4.32%   05/09/02                                5,000         5,000
   4.20%   05/13/02                                2,000         1,998

   CBA (DELAWARE) FINANCE, INC.
   4.00%   08/07/01                                1,000           996
   3.98%   08/09/01                                4,000         3,983

 * CC (USA), INC.
   5.35%   07/23/01                                5,000         4,984

 * CC (USA), INC., 144A
   4.20%   05/10/02                                3,000         3,003

   CIT GROUP HOLDINGS, INC.
   4.64%   07/11/01                                5,000         4,994

 * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
   Series A
   4.75%  07/13/01                                 5,000         4,992

 * CORPORATE RECEIVABLES CORP.
   3.79%   09/13/01                                5,000         4,961

 * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
   ISSUANCE TRUST
   3.99%   07/24/01                                3,000         2,992

*+ EDISON ASSET SECURITIZATION CORP., L.L.C.
   4.79%   07/03/01                               15,000        14,996
   3.85%   08/29/01                                1,000           994

*+ ENTERPRISE FUNDING CORP.
   3.95%   08/28/01                                3,000         2,981
   4.71%   09/27/01                                5,000         4,944

   FCE BANK, PLC
   3.73%   07/27/01                                5,000         4,987

   FORD MOTOR CREDIT
   5.45%   07/06/01                                1,000           999
   3.75%   08/20/01                                5,000         4,974
   3.85%   08/31/01                                6,000         5,961

*+ FORRESTAL FUNDING MASTER TRUST
   4.00%   07/11/01                                2,000         1,998
   3.99%   07/19/01                                6,000         5,988
   4.27%   07/24/01                                4,000         3,989

   FORTIS FUNDING, L.L.C.
   4.30%   07/17/01                               10,000         9,981

 * GALAXY FUNDING, INC.
   4.01%   08/23/01                                6,000         5,965

   GE CAPITAL INTERNATIONAL FUNDING, INC.
   4.74%   07/10/01                               20,000        19,977

   GE FINANCIAL ASSURANCE HOLDINGS, INC.
   3.89%   07/26/01                                3,000         2,992

   GENERAL ELECTRIC CAPITAL CORP.
   4.30%   07/18/01                               12,000        11,976

   GENERAL MOTORS ACCEPTANCE CORP.
   3.90%   08/22/01                               10,000         9,944
   3.81%   09/12/01                                4,000         3,969

*+ GIRO FUNDING US CORP.
   4.75%   07/11/01                                4,000         3,995
   4.76%   07/25/01                                3,000         2,991

*o GREENWICH FUNDING CORP.
   4.01%   07/23/01                                5,000         4,988

 * GREYHAWK FUNDING, L.L.C.
   3.74%   07/27/01                                2,000         1,995

   HERTZ CORP.
   3.95%   07/20/01                                5,000         4,990

*+ INTREPID FUNDING MASTER TRUST
   4.76%   07/06/01                                7,000         6,995

   J.P. MORGAN CHASE & CO.
   3.97%   08/07/01                                2,000         1,992
   3.98%   08/08/01                               10,000         9,958
   3.73%   10/04/01                                5,000         4,951
   3.73%   10/05/01                                5,000         4,951


  10      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

   ISSUER                                        FACE VALUE    MKT. VALUE
   RATE, MATURITY DATE                           ($ x 1,000)   ($ x 1,000)
 * JUPITER SECURITIZATION CORP.
   4.01%   07/02/01                                 1,196         1,196
   4.35%   07/16/01                                 1,102         1,100
   4.28%   07/30/01                                 1,000           997
   3.63%   09/24/01                                 7,283         7,221

*+ KITTY HAWK FUNDING CORP.
   3.90%   09/14/01                                 1,081         1,072

   LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
   5.77%   12/19/01                                 5,000         4,870

 * LEXINGTON PARKER CAPITAL CORP.
   5.39%   07/25/01                                 5,000         4,983

 * LINKS FINANCE, L.L.C.
   4.00%   08/23/01                                 5,000         4,971

 * MONT BLANC CAPITAL CORP.
   4.34%   07/18/01                                 5,000         4,990

   MORGAN STANLEY, DEAN WITTER, DISCOVER & CO.
   5.17%   08/10/01                                 4,000         3,978
   3.61%   09/28/01                                 1,000           991

 * NEW CENTER ASSET TRUST
   3.90%   08/02/01                                 5,000         4,983

 * NEWCASTLE CERTIFICATES PROGRAM
   3.75%   07/30/01                                 1,000           997

   SANTANDER FINANCE (DELAWARE), INC.
   5.17%   08/06/01                                 5,000         4,975

 * SIGMA FINANCE, INC.
   5.19%   08/10/01                                 1,000           994
   3.73%   09/05/01                                 5,000         4,966
   4.56%   10/02/01                                 6,000         5,931
   4.60%   10/11/01                                 2,000         1,975

 * SIGMA FINANCE, INC., 144A
   3.92%   07/22/02                                 2,000         2,004

 * STELLAR FUNDING GROUP, INC.
   4.75%   07/12/01                                 2,000         1,997

*+ TRIPLE-A ONE FUNDING CORP.
   4.00%   07/13/01                                 5,000         4,993

*+ TULIP FUNDING CORP.
   3.94%   08/31/01                                 5,000         4,967

 * VARIABLE FUNDING CAPITAL CORP.
   3.92%   07/19/01                                 1,000           998
   4.18%   08/08/01                                 3,000         2,987
                                                              ---------
                                                                330,618

   PROMISSORY NOTES  2.0%
   =====================================================================
 o THE GOLDMAN SACHS GROUP, INC.
   5.63%   07/17/01                                 1,500         1,500
   5.00%   08/24/01                                 3,000         3,000
   5.04%   08/27/01                                 4,000         4,000
   4.05%   11/07/01                                 6,000         6,000
                                                               --------
                                                                 14,500

   BANK NOTES  1.8%
   =====================================================================
   BANK OF AMERICA, N.A.
   5.30%   07/23/01                                 6,000         6,000

   BANK OF NEW YORK
   4.27%   04/30/02                                 2,000         2,000

   LASALLE NATIONAL BANK
   5.10%   08/01/01                                 5,000         5,000
                                                               --------
                                                                 13,000

--------------------------------------------------------------------------------
VARIABLE-RATE OBLIGATIONS 2.3% of investments
--------------------------------------------------------------------------------

 + ASSET PARTNERS, INC.
   RB Series 1997
   3.90%   07/07/01                                3,620         3,620

 + BMC SPECIAL CARE FACILITIES FINANCING
   AUTHORITY OF THE CITY OF MONTGOMERY, ALABAMA
   Taxable RB (Montgomery Baptist Outreach
   Services Corp. Project) 1997B
   3.82%   07/07/01                                2,200         2,200

 + CITY OF NEW BRITAIN, CONNECTICUT
   GO, 144A
   3.83%   07/07/01                                6,300         6,300

 + NEW YORK CITY IDA
   Taxable Industrial Revenue
   Refunding Bonds (1997 Allway
   Tools, Inc. Project)
   3.88%   07/07/01                                  185           185

 * SIGMA FINANCE, INC., 144A
   4.00%   07/16/01                                5,000         5,000
                                                              --------
                                                                17,305


                                        SEE THE FINANCIAL NOTES, WHICH      11
                                     ARE INTEGRAL TO THIS INFORMATION.    ======

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================

--------------------------------------------------------------------------------
OTHER INVESTMENTS 3.0% of investments
--------------------------------------------------------------------------------

                                              MATURITY VALUE         MKT. VALUE
SECURITY                                       ($ x 1,000)           ($ x 1,000)
   REPURCHASE AGREEMENTS  3.0%
   =============================================================================
   CREDIT SUISSE FIRST BOSTON CORP.

   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities, 4.12%,
   issued 06/29/01, due 07/02/01                      16,664              16,658

   CREDIT SUISSE FIRST BOSTON CORP.
   Tri-Party Repurchase Agreement
   Collateralized by U.S.
   Government Securities, 3.94%,
   issued 5/10/01, due 07/07/01                        6,038               6,000
                                                                        --------
                                                                          22,658

================================================================================
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


  12      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES

As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.

ASSETS
================================================================================
Investments, at market value                                            $741,084  a
Receivables:
   Fund shares sold                                                        5,395
   Interest                                                                3,848
Prepaid expenses                                                    +         13
                                                                    ------------
TOTAL ASSETS                                                             750,340

LIABILITIES
================================================================================
Payables:
   Fund shares redeemed                                                    2,393
   Dividends to shareholders                                               1,188
   Investments bought                                                      3,000
   Investment adviser and administrator fees                                  14
   Transfer agent and shareholder service fees                                13
Accrued expenses                                                    +         39
                                                                    ------------
TOTAL LIABILITIES                                                          6,647

NET ASSETS
================================================================================
TOTAL ASSETS                                                             750,340
TOTAL LIABILITIES                                                   -      6,647
                                                                    ------------
NET ASSETS                                                              $743,693


NET ASSETS BY SOURCE
Capital received from investors                                          743,694
Net realized capital losses                                                   (1)

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS (DIVIDE) OUTSTANDING    =     NAV
$743,693            743,751           $1.00

a Includes illiquid restricted securities worth $19,488, or 2.63% of the fund's investments. The amortized cost for the fund's securities was $741,084.

FEDERAL TAX DATA
===================================================
COST BASIS OF PORTFOLIO                    $741,084
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                       Loss amount
  2004                                           $3


                                        SEE THE FINANCIAL NOTES, WHICH      13
                                     ARE INTEGRAL TO THIS INFORMATION.    ======

SCHWAB INSTITUTIONAL ADVANTAGE MONEY FUND(R) -- FINANCIALS
================================================================================

Statement of
OPERATIONS

For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
================================================================================
Interest                                                                 $19,600

NET REALIZED GAINS
================================================================================
Net realized gains on investments sold                                         2

EXPENSES
================================================================================
Investment adviser and administrator fees                                  1,367  a
Transfer agent and shareholder service fees                                  881  b
Trustees' fees                                                                 9  c
Custodian and portfolio accounting fees                                      107
Professional fees                                                             12
Registration fees                                                             41
Shareholder reports                                                           15
Other expenses                                                      +          4
                                                                    ------------
Total expenses                                                             2,436
Expense reduction                                                   -        637  d
                                                                    ------------
NET EXPENSES                                                               1,799

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                                   19,600
NET EXPENSES                                                        -      1,799
                                                                    ------------
NET INVESTMENT INCOME                                                     17,801
NET REALIZED GAINS                                                  +          2
                                                                    ------------
INCREASE IN NET ASSETS FROM OPERATIONS                                   $17,803


a  Calculated on a graduated basis as a percentage of average daily net assets:
   0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.17% of the fund's assets. Prior to June 1, 2001, the percentage for shareholder services was 0.20%.

c  For the fund's independent trustees only.

d This reduction was made by the investment adviser (CSIM). It reflects a guarantee by CSIM and the transfer agent and shareholder service agent (Schwab) to limit the operating expenses of this fund through at least April 30, 2002 to 0.50% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.


  14      SEE THE FINANCIAL NOTES, WHICH
======    ARE INTEGRAL TO THIS INFORMATION.

Statements Of
CHANGES IN NET ASSETS

For the current and prior reporting periods. All numbers x 1,000. Figures for 1/1/01 - 6/30/01 are unaudited.

OPERATIONS
================================================================================
                                             1/1/01-6/30/01    1/1/00 - 12/31/00

Net investment income                               $17,801              $36,182
Net realized gains                           +            2                   --
                                             -----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               17,803               36,182

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income                $17,801              $36,182

TRANSACTIONS IN FUND SHARES a
================================================================================
Shares sold                                         452,988            1,084,512
Shares reinvested                                    16,467               35,753
Shares redeemed                              +     (373,149)          (1,076,597)
                                             -----------------------------------
NET INCREASE                                         96,306               43,668

NET ASSETS
================================================================================
Beginning of period                                 647,385              603,717
Total increase                               +       96,308               43,668  b
                                             -----------------------------------
END OF PERIOD                                      $743,693             $647,385

a Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                        SEE THE FINANCIAL NOTES, WHICH      15
                                     ARE INTEGRAL TO THIS INFORMATION.    ======

SCHWAB

RETIREMENT MONEY FUND(R)


[PHOTO OF MIKE NEITZKE AND LINDA KLINGMAN]

"Falling interest rates made it a difficult environment for money funds, but we were able to keep yields competitive by lengthening the maturity of the fund's portfolio."

   Portfolio Managers
   Linda Klingman and Mike Neitzke

LINDA KLINGMAN, a vice president of the investment advisor and senior portfolio manager, has overall responsibility for the management of the fund. She joined the firm in 1990 and has nearly 15 years experience managing money market funds.

MIKE NEITZKE, a portfolio manager, has day-to-day responsibility for management of the fund. Prior to joining the investment adviser in March 2001, he worked for more than 15 years in the financial industry as a portfolio manager.


TICKER SYMBOL                                                              SWRXX
--------------------------------------------------------------------------------
The fund seeks the highest current income consistent with stability of capital and liquidity.
--------------------------------------------------------------------------------

THIS FUND WAS CREATED FOR RETIREMENT PLANS, PLAN PARTICIPANTS AS WELL AS OTHER INSTITUTIONAL INVESTORS INVESTING ON THEIR OWN BEHALF OR AS A FIDUCIARY, AGENT OR CUSTODIAN.


MANAGER'S PERSPECTIVE

SHORT-TERM INTEREST RATES DECLINED SHARPLY DURING THE PERIOD, IN STEP WITH THE FED'S RATE CUTS. The six rate cuts, all within the first half of 2001, put the Federal Funds rate at its lowest level since 1994. These cuts had the direct effect of reducing yields for money fund investors. We can see this by noting the fall of the one-year LIBOR, a key benchmark for money market security yields, which began the report period at 6.0%, but by the end of the period had dropped to 4.2%.

BY LENGTHENING ITS MATURITY, WE WERE ABLE TO DELAY THE EFFECTS OF FALLING YIELDS. Because we anticipated that the Fed would cut rates, we invested in securities with longer maturities which enabled us to lock in somewhat higher yields. While the fund may gradually have to replace these securities with issues paying lower yields, this move helped us maintain competitive yields in a falling rate environment. At the close of the reporting period the fund's dollar-weighted average maturity was 60 days--slightly longer than the average of its peer group.

WHILE WE DID NOT FOCUS ON ANY SPECIFIC SECURITY TYPE, WE DID INCREASE THE FUND'S POSITION IN CDS ISSUED BY EUROPEAN BANKS. We felt these CDs offered superior value as compared to other money market securities during the period.



  16
======

PERFORMANCE AND FUND FACTS

--------------------------------------------------------------------------------
SEVEN-DAY YIELDS as of 6/30/01
--------------------------------------------------------------------------------

The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is no guarantee of future results.

--------------------------------------------------------------------------------
Seven-Day Yield                                                            3.60%
--------------------------------------------------------------------------------
Seven-Day Effective Yield                                                  3.66%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WEIGHTED AVERAGE MATURITY during the period
--------------------------------------------------------------------------------

Monthly                                                                 Maturity
12/31/00                                                                61 days
01/31/01                                                                56 days
02/28/01                                                                65 days
03/31/01                                                                65 days
04/30/01                                                                60 days
05/31/01                                                                61 days
06/30/01                                                                60 days

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION 1 as of 6/30/01
--------------------------------------------------------------------------------

All figures are shown as a percentage of the fund's investments. All of the fund's securities were in the top tier of credit quality at the time of purchase.


BY SECURITY TYPE
================================================================================

                           [SECURITY TYPE PIE GRAPH]

1.  53.0%  Commercial Paper and Other Corporate Obligations
2.  40.5%  Certificates of Deposit
3.   1.9%  Repurchase Agreements
4.   1.8%  Promissory Notes
5.   1.4%  Bank Notes
6.   1.4%  Variable-Rate Obligations


BY CREDIT QUALITY
================================================================================

                           [CREDIT QUALITY PIE GRAPH]

1. 100.0%  Tier 1


1 Composition of the fund's portfolio is as of 6/30/01 and is not indicative of holdings after that date.


                                                                            17
                                                                          ======

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS
================================================================================
FINANCIAL TABLES

These pages provide additional data on the fund's performance, portfolio holdings, expenses and business operations. Because this is a semiannual report, the figures for the current report period are unaudited.

Two other sections of this report provide context for the data in these financials. The FINANCIAL NOTES section contains information about the fund's business structure, accounting practices and other matters, completing the data given in these tables. The final section, HOW TO READ THIS REPORT, includes guides designed to make the financials easy to read and understand.



FINANCIAL HIGHLIGHTS

----------------------------------------------------------------------------------------------------------------------
                                                1/1/01 -     1/1/00 -     1/1/99 -    1/1/98 -    1/1/97 -    1/1/96 -
                                                6/30/01      12/31/00     12/31/99    12/31/98    12/31/97    12/31/96
----------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
======================================================================================================================
Net asset value at beginning of period            1.00         1.00         1.00        1.00        1.00        1.00
                                                ----------------------------------------------------------------------
Income from investment operations:
    Net investment income                         0.02         0.06         0.05        0.05        0.05        0.05
                                                ----------------------------------------------------------------------
Less distributions:
    Dividends from net investment income         (0.02)       (0.06)       (0.05)      (0.05)      (0.05)      (0.05)
                                                ----------------------------------------------------------------------
Net asset value at end of period                  1.00         1.00         1.00        1.00        1.00        1.00
                                                ======================================================================
Total return (%)                                  2.38 2       5.90         4.68        5.03        5.07        4.93

RATIOS/SUPPLEMENTAL DATA (%)
======================================================================================================================
Ratio of net operating expenses to
 average net assets                               0.70 1       0.71 3       0.72        0.73        0.73        0.73
Expense reductions reflected in above ratio         --           --         0.02        0.07        0.11        0.15
Ratio of net investment income to
 average net assets                               4.70 1       5.77         4.62        4.88        4.96        4.83
Net assets, end of period ($ x 1,000,000)          487          399          322         225         155         136




1  Annualized.
2  Not annualized.
3 Would have been 0.72% if certain non-routine expenses (proxy fees) had been included.


 18   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

PORTFOLIO HOLDINGS
As of June 30, 2001; unaudited.

This section shows all the securities in the fund's portfolio and their market value, as of the report date.

We use the symbols below to designate certain characteristics:

* Asset-backed security
+ Credit-enhanced security
o Illiquid restricted security

For fixed-rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. government coupon notes and U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. For variable-rate obligations with scheduled maturities greater than 397 days, the maturity shown is the later of the next interest rate change date or demand date. For variable-rate obligations with scheduled maturities less than 397 days, the maturity shown is the earlier of the next interest rate change date or demand date. For variable-rate obligations without demand features, the maturity shown is the next interest rate change date.

The pie chart below shows the fund's major categories and the market value and cost of the securities in each category.

For definitions of abbreviations and acronyms used in security descriptions, see "portfolio terms" in the glossary.

ALL DOLLAR VALUES ARE IN THOUSANDS.

                                  [PIE CHART]

 96.7%   FIXED-RATE OBLIGATIONS
         Market Value: $477,738
         Cost: $477,738

  1.4%   VARIABLE-RATE OBLIGATIONS
         Market Value: $6,735
         Cost: $6,735

  1.9%   OTHER INVESTMENTS
         Market Value: $9,175
         Cost: $9,175
----------------------------------
100.0%   TOTAL INVESTMENTS
         Market Value: $493,648
         Cost: $493,648


      ISSUER                                           FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)
================================================================================
      FIXED-RATE OBLIGATIONS 96.7% of investments
--------------------------------------------------------------------------------

      COMMERCIAL PAPER & OTHER CORPORATE
      OBLIGATIONS 53.0%
================================================================================

      AB SPINTAB
      4.30%, 07/17/01                                       4,000         3,992
      4.70%, 07/17/01                                       1,000           998

      ABBEY NATIONAL N.A. CORP.
      4.20%, 08/09/01                                       1,500         1,493

    * AMSTERDAM FUNDING CORP.
      4.03%, 07/02/01                                       7,000         6,999

    * APRECO, INC.
      3.93%, 07/30/01                                       2,000         1,994

      ASSOCIATES FIRST CAPITAL, B.V.
      4.01%, 07/03/01                                       3,000         2,999
      3.80%, 07/30/01                                       2,000         1,994
      3.75%, 08/24/01                                       2,000         1,989

   *+ ATLANTIS ONE FUNDING CORP.
      3.75%, 09/26/01                                       3,000         2,973

      BANC ONE FINANCIAL CORP.
      3.81%, 09/12/01                                       4,000         3,969

    * BARTON CAPITAL CORP.
      4.01%, 07/10/01                                       5,000         4,995

    * BAVARIA UNIVERSAL FUNDING CORP.
      4.08%, 08/16/01                                       2,000         1,990
      3.71%, 09/20/01                                       2,000         1,983
      3.66%, 09/25/01                                       1,000           991

    * BETA FINANCE, INC.
      5.27%, 02/25/02                                       1,000         1,000
      4.32%, 05/09/02                                       5,000         5,000
      4.20%, 05/13/02                                       1,000           999

      CBA (DELAWARE) FINANCE, INC.
      3.98%, 08/09/01                                       3,000         2,987

    * CC (USA), INC.
      4.27%, 08/01/01                                       4,000         3,985

      CIT GROUP HOLDINGS, INC.
      4.64%, 07/11/01                                       5,000         4,994

    * CONCORD MINUTEMEN CAPITAL CO., L.L.C.
      Series A
      4.04%, 07/10/01                                       1,000           999
      4.71%, 07/10/01                                       1,000           999
      4.00%, 07/13/01                                       1,000           999
      3.98%, 08/10/01                                       1,025         1,021


                                           SEE THE FINANCIAL NOTES, WHICH    19
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS
================================================================================

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

ISSUER                                                 FACE VALUE     MKT. VALUE
RATE, MATURITY DATE                                   ($ x 1,000)    ($ x 1,000)

    * CORPORATE ASSET FUNDING CO., INC
      3.86%, 08/02/01                                       5,000          4,983

    * CXC, INC
      4.00%, 08/24/01                                       3,000          2,982
      3.94%, 08/29/01                                       1,000            994

    * DAKOTA CP NOTES OF CITIBANK CREDIT CARD
       ISSUANCE TRUST
      3.99%, 07/24/01                                       2,000          1,995

      DANSKE CORP
      4.18%, 10/17/01                                       4,000          3,951

      DEN NORSKE BANK
      4.00%, 08/13/01                                       3,000          2,986

      DEUTSCHE BANK FINANCIAL, INC
      4.00%, 08/15/01                                       2,000          1,990
      3.65%, 09/19/01                                       5,000          4,960

      DEXIA DELAWARE, L.L.C
      3.94%, 08/15/01                                       4,000          3,980
      3.79%, 09/17/01                                       1,000            992

   *+ EDISON ASSET SECURITIZATION CORP., L.L.C
      3.96%, 07/27/01                                       6,000          5,983
      3.90%, 08/03/01                                       5,000          4,982

    * FALCON ASSET SECURITIZATION CORP
      3.70%, 08/03/01                                       8,000          7,973

      FCE BANK, PLC
      3.73%, 07/27/01                                       3,000          2,992

      FORD MOTOR CREDIT
      4.12%, 07/03/01                                       5,000          4,999
      5.45%, 07/06/01                                       2,000          1,998
      3.75%, 08/22/01                                       2,000          1,989

   *+ FORRESTAL FUNDING MASTER TRUST
      4.00%, 07/11/01                                       5,000          4,994

      FORTIS FUNDING, L.L.C
      4.64%, 07/10/01                                       8,000          7,991

    * GALAXY FUNDING, INC
      4.01%, 08/23/01                                       4,000          3,977

      GE CAPITAL INTERNATIONAL FUNDING, INC
      4.74%, 07/10/01                                       1,000            999
      3.96%, 07/25/01                                       6,000          5,984

      GENERAL ELECTRIC CAPITAL CORP
      4.30%, 07/18/01                                       3,000          2,994

      GENERAL MOTORS ACCEPTANCE CORP
      3.90%, 08/22/01                                       5,000          4,972
      3.81%, 09/12/01                                       1,000            992

   *+ GIRO FUNDING US CORP
      4.00%, 07/23/01                                       1,000            998
      3.81%, 09/13/01                                       1,838          1,824

    * GIRO MULTI FUNDING CORP
      3.96%, 07/19/01                                       5,000          4,990

   *o GREENWICH FUNDING CORP
      4.70%, 07/05/01                                       4,000          3,998

      HALIFAX, PLC
      5.32%, 07/16/01                                       3,000          2,994

      HERTZ CORP
      3.95%, 07/20/01                                       5,000          4,990

   *+ INTREPID FUNDING MASTER TRUST
      4.07%, 07/11/01                                       1,870          1,868

      J.P. MORGAN CHASE & CO
      3.97%, 08/07/01                                       1,000            996
      3.98%, 08/08/01                                       4,000          3,983
      3.73%, 10/05/01                                       4,000          3,961

    * JUPITER SECURITIZATION CORP
      4.01%, 07/03/01                                       4,119          4,118
      3.99%, 08/27/01                                       3,210          3,190
      3.63%, 09/24/01                                       2,500          2,479

   *+ KITTY HAWK FUNDING CORP
      3.96%, 07/20/01                                       4,000          3,992

      LANDESBANK SCHLESWIG-HOLSTEIN GIROZENTRALE
      5.05%, 08/20/01                                       3,000          2,979
      5.77%, 12/19/01                                       2,000          1,948

    * LEXINGTON PARKER CAPITAL CORP
      5.39%, 07/25/01                                       5,000          4,983

    * LINKS FINANCE, L.L.C
      4.68%, 07/12/01                                       2,000          1,997
      4.00%, 08/20/01                                       3,000          2,984

      MORGAN STANLEY, DEAN WITTER, DISCOVER & CO
      5.17%, 08/10/01                                       4,000          3,978
      3.61%, 09/28/01                                       5,000          4,956

    * NEWCASTLE CERTIFICATES PROGRAM
      3.81%, 07/24/01                                       5,000          4,988

    * QUINCY CAPITAL CORP
      3.92%, 07/26/01                                       1,002            999

    * RECEIVABLES CAPITAL CORP
      3.76%, 07/20/01                                       4,000          3,992

      SANTANDER FINANCE (DELAWARE), INC
      5.17%, 08/06/01                                       3,000          2,985
      3.91%, 08/23/01                                       2,000          1,989



 20   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

      ISSUER                                           FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)

    * SIGMA FINANCE, INC
      3.73%, 09/05/01                                       5,000          4,966

    * STELLAR FUNDING GROUP, INC
      4.30%, 07/31/01                                       1,000            996
      4.24%, 08/01/01                                       2,000          1,993
      4.33%, 09/26/01                                       1,022          1,012

   *+ TULIP FUNDING CORP
      3.78%, 09/14/01                                       1,692          1,679

    * VARIABLE FUNDING CAPITAL CORP
      3.87%, 08/06/01                                       8,000          7,969

    * WCP FUNDING, INC
      4.29%, 07/06/01                                       1,000            999
      3.96%, 08/24/01                                       3,000          2,982
                                                                         -------
                                                                         261,729

      CERTIFICATES OF DEPOSIT 40.5%
      ==========================================================================

      ABBEY NATIONAL TREASURY SERVICES, PLC
      5.17%, 08/09/01                                       7,000          7,000
      3.77%, 09/18/01                                       3,000          3,000

      AUSTRALIA & NEW ZEALAND BANKING GROUP, LTD
      3.59%, 09/27/01                                       5,000          5,000

      BANCO BILBAO VIZCAYA ARGENTARIA SA
      5.32%, 07/17/01                                       3,000          3,000

      BANK OF MONTREAL
      3.96%, 08/16/01                                       5,000          5,000

      BANK OF NOVA SCOTIA
      4.00%, 08/07/01                                       4,000          4,000
      4.01%, 08/13/01                                       1,000          1,000
      3.60%, 09/27/01                                       2,000          2,000

      BANQUE BRUXELLES LAMBERT
      5.30%, 08/01/01                                       4,000          4,000

      BARCLAYS BANK, PLC
      5.10%, 08/06/01                                       7,000          7,000
      3.62%, 12/21/01                                       4,000          4,000
      4.43%, 04/10/02                                       2,000          2,000

      BAYERICHE HYPOVEREINSBANK, AG
      5.49%, 07/11/01                                       5,000          5,000
      4.06%, 08/15/01                                       4,000          4,000

      BAYERISCHE LANDESBANK GIROZENTRALE
      3.81%, 09/07/01                                       2,000          2,000
      4.53%, 04/11/02                                       3,000          2,997

      BNP PARIBAS
      3.64%, 09/24/01                                       3,000          3,000

      CANADIAN IMPERIAL BANK OF COMMERCE
      4.62%, 03/28/02                                       5,000          4,999

      CHASE MANHATTAN BANK USA, N.A
      4.63%, 07/11/01                                       2,000          2,000
      3.90%, 08/29/01                                       5,000          5,000

      CITIBANK, N.A
      4.23%, 08/01/01                                       5,000          5,000
      4.25%, 08/02/01                                       4,000          4,000

      COMMERZBANK, AG
      3.84%, 09/06/01                                       2,000          2,000
      3.77%, 09/13/01                                       3,000          3,000

      CREDIT AGRICOLE INDOSUEZ
      3.79%, 09/07/01                                       5,000          5,001

      CREDIT SUISSE FIRST BOSTON CORP
      4.00%, 08/14/01                                       5,000          5,000

      DANSKE BANK A/S
      3.98%, 08/02/01                                       5,000          5,000

      DEN NORSKE BANK
      3.99%, 08/13/01                                       2,000          2,000

      DEUTSCHE BANK, AG
      5.40%, 07/05/01                                       5,000          5,000
      4.90%, 08/20/01                                       5,000          5,012
      6.80%, 09/10/01                                       1,000          1,000
      3.84%, 09/12/01                                       5,000          5,000

      DRESDNER BANK
      4.15%, 08/08/01                                       2,000          2,000
      3.65%, 09/20/01                                       2,000          2,000

      FORENINGS SPARBANKEN AB (SWEDBANK)
      3.85%, 08/31/01                                       5,000          5,000

      HALIFAX, PLC
      3.98%, 08/23/01                                       3,000          3,000

      ING BANK, NV
      4.73%, 07/09/01                                       8,000          8,000
      3.67%, 09/20/01                                       2,000          2,000

      LANDESBANK BADEN WURTTEMBERG
      3.91%, 08/20/01                                       1,000          1,000
      3.85%, 09/05/01                                       1,000          1,000
      3.79%, 09/17/01                                       3,000          3,000

      MERITA BANK, LTD
      3.79%, 09/17/01                                       5,000          5,000

      NATIONAL AUSTRALIA BANK, LTD
      4.25%, 04/29/02                                       6,000          6,000


                                            SEE THE FINANCIAL NOTES, WHICH   21
                                         ARE INTEGRAL TO THIS INFORMATION.  ====

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS

PORTFOLIO HOLDINGS Continued
As of June 30, 2001; unaudited.

      ISSUER                                           FACE VALUE     MKT. VALUE
      RATE, MATURITY DATE                             ($ x 1,000)    ($ x 1,000)

      NORDDEUTSCHE LANDESBANK GIROZENTRALE
      7.02%, 07/10/01                                       3,000          3,000

      RABOBANK NEDERLAND, NV
      4.04%, 07/08/02                                       2,000          2,000

      ROYAL BANK OF CANADA
      5.41%, 01/22/02                                       5,000          5,000
      4.47%, 04/12/02                                       2,000          2,000

      ROYAL BANK OF SCOTLAND
      4.73%, 07/06/01                                       5,000          5,000

      SOCIETE GENERALE
      4.00%, 08/13/01                                       1,000          1,000

      TORONTO DOMINION BANK
      4.69%, 07/13/01                                       5,000          5,000

      UBS, AG
      4.70%, 07/11/01                                       2,000          2,000
      3.98%, 08/01/01                                       3,000          3,000
      6.72%, 10/09/01                                       1,000          1,000

      UNICREDITO ITALIANO SPA
      3.65%, 09/21/01                                       3,000          3,000

      US BANK, N.A
      4.30%, 07/23/01                                       2,000          2,000

      WESTDEUTSCHE LANDESBANK GIROZENTRALE
      3.61%, 09/28/01                                       2,000          2,000
      3.66%, 12/21/01                                       3,000          3,000
                                                                         -------
                                                                         200,009

      PROMISSORY NOTES 1.8%
      ==========================================================================

    o THE GOLDMAN SACHS GROUP
      5.63%, 07/17/01                                       1,000          1,000
      4.93%, 08/10/01                                       2,000          2,000
      5.00%, 08/24/01                                       2,000          2,000
      5.04%, 08/27/01                                       1,000          1,000
      4.05%, 11/07/01                                       3,000          3,000
                                                                         -------
                                                                           9,000

      BANK NOTES 1.4%
      ==========================================================================

      BANK OF NEW YORK
      4.27%, 04/30/02                                       2,000          2,000

      LASALLE NATIONAL BANK
      5.10%, 08/01/01                                       3,000          3,000
      4.84%, 08/27/01                                       2,000          2,000
                                                                         -------
                                                                           7,000

--------------------------------------------------------------------------------
VARIABLE-RATE OBLIGATIONS 1.4% of investments
--------------------------------------------------------------------------------

    + CALIFORNIA POLLUTION CONTROL FINANCING
       AUTHORITY
      Solid Waste Disposable RB
      (Burr Properties Project)
      Series 1997 4.20%, 07/07/01                           2,025         2,025

    + EAGLE COUNTY, COLORADO TAXABLE HOUSING
       FACILITIES
      RB (BC Housing, L.L.C. Project)
      Series 1997B 3.75%, 07/07/01                          1,500         1,500

    + TRAP ROCK INDUSTRIES, INC
      VRD RB Series 1997, 144A
      4.01%, 07/07/01                                       1,940         1,940

    + VILLAGE OF STURTEVANT, WISCONSIN
      IDRB (Andis Co. Project)
      Series 1996B 3.88%, 07/07/01                          1,270         1,270
                                                                          -----
                                                                          6,735

OTHER INVESTMENTS 1.9% of investments

                                                   MATURITY VALUE    MKT. VALUE
SECURITY                                              ($ x 1,000)    ($ x 1,000)

REPURCHASE AGREEMENTS 1.9%
================================================================================

CREDIT SUISSE FIRST BOSTON CORP
Tri-Party Repurchase Agreement
Collateralized by U.S.
Government Securities, 4.12%,
issued 06/29/01, due 07/02/01                               9,178          9,175

================================================================================
END OF PORTFOLIO HOLDINGS. FOR TOTALS, PLEASE SEE THE FIRST PAGE OF HOLDINGS FOR THIS FUND.


 22   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

Statement of
ASSETS AND LIABILITIES
As of June 30, 2001; unaudited. All numbers x 1,000 except NAV.


ASSETS
===============================================================================
Investments, at market value                                  $493,648 a
Receivables:
   Fund shares sold                                                697
   Interest                                                      2,583
Prepaid expenses                                          +         17
                                                          ------------
TOTAL ASSETS                                                   496,945

LIABILITIES
================================================================================
Payables:
   Fund shares redeemed                                          9,195
   Dividends to shareholders                                       748
   Investment adviser and administrator fees                        16
   Transfer agent and shareholder service fees                      10
Accrued expenses                                          +         38
                                                          ------------
TOTAL LIABILITIES                                               10,007

NET ASSETS
================================================================================
TOTAL ASSETS                                                   496,945
TOTAL LIABILITIES                                         -     10,007
                                                          ------------
NET ASSETS                                                    $486,938


NET ASSETS BY SOURCE
Capital received from investors                                486,939
Net realized capital losses                                         (1)


NET ASSET VALUE (NAV)

                        SHARES
NET ASSETS   (DIVIDE)   OUTSTANDING   =    NAV
$486,938                486,996            $1.00

a. Includes illiquid restricted securities worth $12,998, or 2.63% of the fund's investments. The amortized cost for the fund's securities was $493,648.


FEDERAL TAX DATA
=============================================
COST BASIS OF PORTFOLIO             $493,648
UNUSED CAPITAL LOSSES:
Expires 12/31 of:                Loss amount
  2004                                    $1



                                          SEE THE FINANCIAL NOTES, WHICH     23
                                          ARE INTEGRAL TO THIS INFORMATION. ===

SCHWAB RETIREMENT MONEY FUND(R) -- FINANCIALS
===============================================================================

Statement of
OPERATIONS

For January 1, 2001 through June 30, 2001; unaudited. All numbers x 1,000.

INVESTMENT INCOME
===============================================================================
Interest                                                          $12,348

EXPENSES
===============================================================================
Investment adviser and administrator fees                             868    a
Transfer agent and shareholder service fees                           571    b
Trustees' fees                                                          9    c
Custodian and portfolio accounting fees                                92
Professional fees                                                      11
Registration fees                                                      29
Shareholder reports                                                    20
Other expenses                                              +           3
                                                            -------------
TOTAL EXPENSES                                                      1,603    d

INCREASE IN NET ASSETS FROM OPERATIONS
================================================================================
TOTAL INVESTMENT INCOME                                            12,348
TOTAL EXPENSES                                              -       1,603
                                                            -------------
NET INVESTMENT INCOME                                              10,745
                                                            -------------
INCREASE IN NET ASSETS FROM OPERATIONS                            $10,745


a.  Calculated on a graduated basis as a percentage of average daily net assets:
    0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion, 0.30% over $20 billion and 0.27% over $40 billion. Prior to June 1, 2001, these percentages were 0.38% of the first $1 billion, 0.35% over $1 billion, 0.32% over $10 billion and 0.30% over $20 billion.

b. Calculated as a percentage of average daily net assets: for transfer agent services, 0.05% of the fund's assets; for shareholder services, 0.20% of the fund's assets.

c.  For the fund's independent trustees only.

d. The investment adviser (CSIM) and the transfer agent and shareholder service agent (Schwab) guarantee to limit the operating expenses of this fund through at least April 30, 2002 to 0.73% of average daily net assets. This limit doesn't include interest, taxes, certain non-routine and money fund insurance expenses, if any.

 24   SEE THE FINANCIAL NOTES, WHICH
====  ARE INTEGRAL TO THIS INFORMATION.

Statements of
CHANGES IN NET ASSETS
For the current and prior reporting periods. All numbers x 1,000. Figures for 1/1/01 - 6/30/01 are unaudited.

OPERATIONS
================================================================================

                                         1/1/01-6/30/01     1/1/00-12/31/00

Net investment income                       $  10,745         $  20,691
                                         --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS         10,745            20,691

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------

Dividends from net investment income        $  10,745         $  20,691

TRANSACTIONS IN FUND SHARES  a
================================================================================

Shares sold                                   286,211            519,298
Shares reinvested                               9,955             20,585
Shares redeemed                          +   (208,180)          (462,992)
                                         --------------------------------------
NET INCREASE                                   87,986             76,891

NET ASSETS
================================================================================
Beginning of period                           398,952           322,061
Total increase                           +     87,986            76,891       b
                                         --------------------------------------
END OF PERIOD                               $ 486,938         $ 398,952


a. Because all transactions in this section took place at $1.00 a share, figures for share quantities are the same as for dollars.

b. Represents the changes in net assets from operations plus the changes in value of transactions in fund shares, minus distributions paid.


                                          SEE THE FINANCIAL NOTES, WHICH     25
                                          ARE INTEGRAL TO THIS INFORMATION. ===

FINANCIAL NOTES
================================================================================
FINANCIAL NOTES
Unaudited

BUSINESS STRUCTURE OF THE FUNDS

EACH OF THE FUNDS DISCUSSED IN THIS REPORT IS A SERIES OF THE CHARLES SCHWAB FAMILY OF FUNDS,(TM) A NO-LOAD, OPEN-END MANAGEMENT INVESTMENT COMPANY. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The sidebar shows the funds in this report and their trust.

THE FUNDS OFFER ONE SHARE CLASS. For these funds, shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trust may issue as many shares as necessary.

FUND OPERATIONS

Most of the funds' investments are described in the fund-by-fund sections earlier in this report. However, there are certain other investments and policies that may affect a fund's financials. The most significant of these are described below. Other policies concerning the funds' business operations also are described here.

THE FUNDS DECLARE DIVIDENDS EVERY DAY THEY ARE OPEN FOR BUSINESS. These dividends, which are equal to a fund's net investment income for that day, are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

THE FUNDS MAY BUY SECURITIES ON A DELAYED-DELIVERY BASIS. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security's value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

THE FUNDS MAY ENTER INTO REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. Any repurchase agreements with due dates later than seven days from issue dates may be subject to seven day put features for liquidity purposes.

The funds' repurchase agreements will be fully collateralized by U.S. government securities. All collateral is held by the funds' custodian (or, with tri-party agreements, the agent's bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

THE TRUST AND ITS FUNDS
--------------------------------------------------------------------------------
This list shows all of the funds included in The Charles Schwab Family of Funds. The funds discussed in this report are highlighted.

THE CHARLES SCHWAB FAMILY OF FUNDS
Organized October 20, 1989

  Schwab Money Market Fund
  Schwab Government Money Fund
  Schwab U.S. Treasury Money Fund
  Schwab Value Advantage Money Fund(R)
  Schwab Municipal Money Fund
  Schwab California Municipal Money Fund
  Schwab New York Municipal Money Fund
  Schwab New Jersey Municipal Money Fund
  Schwab Pennsylvania Municipal Money Fund
  Schwab Florida Municipal Money Fund
  Schwab Institutional Advantage Money Fund(R)
  Schwab Retirement Money Fund(R)
  Schwab Government Cash Reserves

 26
===

FINANCIAL NOTES
================================================================================

THE FUNDS PAY FEES FOR VARIOUS SERVICES. Through their trust, the funds have agreements with Charles Schwab Investment Management, Inc. (CSIM) to provide investment advisory and administrative services and with Charles Schwab & Co., Inc. (Schwab) to provide transfer agent and shareholder services.

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds that may limit the total expenses charged. The rates and limitations for these fees vary from fund to fund, and are described in each fund's Statement of Operations.

TRUSTEES MAY INCLUDE PEOPLE WHO ARE OFFICERS OR DIRECTORS OF THE INVESTMENT ADVISER OR SCHWAB. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

THE FUNDS MAY ENGAGE IN CERTAIN TRANSACTIONS INVOLVING AFFILIATES. The funds may make direct transactions with certain other SchwabFunds(R) when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers.

THE FUNDS INTEND TO MEET FEDERAL INCOME AND EXCISE TAX REQUIREMENTS FOR REGULATED INVESTMENT COMPANIES. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

ACCOUNTING POLICIES

The following are the main policies the funds use in preparing their financial statements.

THE FUNDS VALUE THEIR SECURITIES AT AMORTIZED COST, which approximates market value.

SECURITY TRANSACTIONS are recorded as of the date the order to buy or sell the security is executed.

INTEREST INCOME is recorded as it accrues. If a fund bought a debt instrument at a discount (that is, for less than its face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security's call date and price, rather than the maturity date and price.

REALIZED GAINS AND LOSSES from security transactions are based on the identified costs of the securities involved.

EXPENSES that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their net assets.

EACH FUND MAINTAINS ITS OWN ACCOUNT FOR PURPOSES OF HOLDING ASSETS AND ACCOUNTING, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

A REVISED AICPA AUDIT AND ACCOUNTING GUIDE, Audits of Investment Companies, was issued in November 2000 and is effective for fiscal years beginning after

                                                                            27
                                                                            ===

FINANCIAL NOTES
================================================================================

December 15, 2000. Each fund expects that the adoption of these principles will have no effect on its financial statements.

THE ACCOUNTING POLICIES DESCRIBED ABOVE CONFORM WITH GENERALLY ACCEPTED ACCOUNTING PRINCIPLES. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

 28
===

GLOSSARY

ALTERNATIVE MINIMUM TAX (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET-BACKED SECURITIES Securities that are backed by the loans or accounts receivable of an entity, such as a bank or credit card company. These securities are obligations that the issuer intends to repay using the assets backing them (once collected). Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

BOND ANTICIPATION NOTES Obligations sold by a municipality on an interim basis in anticipation of the municipality's issuance of a longer-term bond in the future.

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

COMMERCIAL PAPER Promissory notes issued by banks, corporations and other institutions to finance short-term credit needs. These securities generally are structured as discount notes but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

CREDIT QUALITY The capacity of an issuer to make its interest and principal payments. Federal regulations strictly limit the credit quality of the securities a money market fund can buy.

CREDIT RATINGS Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Moody's Investor Service, Standard & Poor's and Fitch, Inc., to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor's and Fitch, and Aaa, Aa, A and Baa for Moody's.

CREDIT RISK The risk that a debt issuer may be unable to pay interest or principal to its debtholders.

DOLLAR-WEIGHTED AVERAGE MATURITY (DWAM)  See weighted average maturity.

EFFECTIVE YIELD A measurement of a fund's yield that assumes that all dividends were reinvested in additional shares of the fund.


PORTFOLIO TERMS
--------------------------------------------------------------------------------

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

ACES    Adjustable convertible extendable security
BAN     Bond anticipation note
COP     Certificate of participation
GAN     Grant anticipation note
GO      General obligation
HDA     Housing Development Authority
HFA     Housing Finance Agency
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDRB    Industrial Development Revenue Bond
M/F     Multi-family
RAN     Revenue anticipation note
RB      Revenue bond
S/F     Single-family
TAN     Tax anticipation note
TECP    Tax-exempt commercial paper
TOB     Tender option bond
TOBP    Tender option bond partnership
TRAN    Tax and revenue anticipation note
VRD     Variable-rate demand

                                                                             29
                                                                             ===

GLOSSARY CONTINUED

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

FACE VALUE The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

INTEREST Payments to holders of debt securities as compensation for loaning a security's principal to the issuer.

MATURITY Generally, the date a debt security is scheduled to be "retired" and its principal amount returned to the bondholder.

MONEY MARKET SECURITIES High-quality, short-term debt securities that may be issued by entities such as the U.S. government, corporations and financial institutions (such as banks). Money market securities include commercial paper, promissory notes, certificates of deposit, banker's acceptances, notes and time deposits.

MUNICIPAL SECURITIES Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

NET ASSET VALUE PER SHARE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

REVENUE ANTICIPATION NOTES Obligations that are issued in expectation of the receipt of other types of revenue, such as that available under the Federal Revenue Sharing Program.

TAXABLE-EQUIVALENT YIELD The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% O [1 - 0.25%] = 6.0%).

TOTAL RETURN The overall performance of an investment over a given period, including any expenses, any income or distributions paid out and any capital gain or loss (increases or decreases in portfolio value).

TAX ANTICIPATION NOTES Notes that typically are sold to finance the working capital needs of municipalities in anticipation of the receipt of property taxes on a future date.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

WEIGHTED AVERAGE MATURITY For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund's weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

YIELD The income paid out by an investment, expressed as an annual rate and calculated as a percentage of the investment's market value.

30
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
CONTACT SCHWAB

The SchwabFunds(R) Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money market funds.

Please call 800-435-4000 for a free prospectus and brochure for any of these SchwabFunds.

This report must be preceded or accompanied by a current prospectus.


METHODS FOR PLACING ORDERS

The following information outlines how Schwab brokerage account investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM)

Use our automated voice service or speak to a representative. Call 800-435-4000, day or night (for TDD service, call 800-345-2550).

TELEBROKER(R)

Automated touch-tone phone service at 800-272-4922

MAIL

Write to SchwabFunds at:
PO Box 7575
San Francisco, CA 94120-7575

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.


1   Shares of Sweep Investments (a) may not be purchased over the Internet.


THE SCHWABFUNDS FAMILY

STOCK FUNDS
Schwab S&P 500 Fund
Schwab 1000 Fund(R)
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)
Schwab Analytics Fund(R)
Schwab Focus Funds
     Communications Focus Fund
     Financial Services Focus Fund
     Health Care Focus Fund
     Technology Focus Fund
Schwab MarketManager Portfolios(R)
     Small Cap Portfolio
     International Portfolio

ASSET ALLOCATION FUNDS
Schwab MarketTrack Portfolios(R)
     All Equity Portfolio
     Growth Portfolio
     Balanced Portfolio
     Conservative Portfolio
Schwab MarketManager Portfolios
     Growth Portfolio
     Balanced Portfolio

BOND FUNDS
Schwab Short-Term Bond Market Index Fund
Schwab Total Bond Market Index Fund
Schwab YieldPlus Fund(R)
Schwab Short/Intermediate Tax-Free Bond Fund
Schwab Long-Term Tax-Free Bond Fund
Schwab California Short/Intermediate Tax-Free Bond Fund
Schwab California Long-Term Tax-Free Bond Fund

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 2 Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments.(R)


2 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
PO Box 7575, San Francisco, CA 94120-7575


This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)2001 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

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